FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail) (Parent Company [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Minimum rate for preparation of financial schedule with respect to Restricted net assets of the consolidated and unconsolidated subsidiaries	25.00%
Restricted net assets not available for distribution	$ 3,786,000	$ 3,473,000
Dividend received from subsidiary	$ 420,000	$ 0	$ 0